FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:
		Harbor Funds
		111 South Wacker Dr, 34th Floor
		Chicago, IL 60606

2.	The name of each series or class of securities for which this
  Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.	Investment Company Act File Number:	811-4676
	Securities Act File Number:			033-05852

4(a).	Last day of fiscal year for which this notice is
  filed:  October 31, 2013

4(b).	[ ] Check box if this Form is being filed late (i.e., more
  than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be
  filing this Form.

5.	Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $22,280,041,584
(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $19,428,759,675
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
  Commission: $0
(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
  - $19,428,759,675
(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
  Item 5(i) from Item 5(iv)]: $2,851,281,909
(vi) Redemption credits available for use in future years - if
  Item 5(i) is less than Item 5(iv) [subtract Item 5(i) from
  Item 5(iv)]: $0
(vii) Multiplier for determining registration fee (see instruction C.9): X $.0001288
(viii) Registration fee due [ multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due): = $367,245.11

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D): + $0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $367,245.11

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: January 27, 2013
  CIK: 0000793769
	Method of Delivery:
	[X] Wire Transfer
	[ ] Mail or other means

SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	           /s/ Anmarie S. Kolinski

			      		Anmarie S. Kolinski, Treasurer

Date   	January 28, 2013

* Please print the name and title of the signing officer below the signature.